Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net loss	$ (34,427,734)	$ (9,491,138)	$ (49,389,758)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,023,871	463,753	1,231,919
Share-based compensation cost in relation to disposition of Yisheng	0	0	522,251
Depreciation and amortization	3,388,950	3,500,748	5,197,444
Amortization and write-down of licensed video copyrights	0	0	3,721,696
Impairment of intangible assets	20,993,137	0	1,365,376
Impairment of goodwill	6,232,770	0	0
Deferred taxes	(4,826,059)	0	(99,479)
Provisions for Seed Music receivable (related party)	980,000	0	0
Bad debt provision reversal	(310,699)	(2,255,301)	3,459,826
Gain on derecognition of aged operating liabilities	2,938,250	0	0
Exchange losses (gains)	(133,064)	(224,332)	292,296
Equity in losses of affiliated companies	0	252,585	263,313
Losses (gains) on disposal of property and equipment	(237,874)	27,719	2,977,098
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	260,100	2,954,041	3,815,524
Prepaid expenses and other current assets	137,414	360,963	(1,519,380)
Amount due from related parties	(2,093,669)	(1,658,858)	(3,913,409)
Deposits and other non-current assets	0	0	(306,741)
Inventories	0	0	31,038
Accounts payable	(2,496,787)	(1,485,189)	(7,906,294)
Accrued expenses and other current liabilities	(3,207,948)	(663,166)	621,237
Amounts due to related parties	255,094	132,037	461,247
Net cash used in operating activities	(11,524,248)	(8,086,138)	(39,174,796)
Investing activities:
Purchases of property and equipment	(29,566)	(1,277,455)	(2,362,785)
Proceeds from disposal of property and equipment	238,087	24,054	0
Payment for licensed video copyright	(67,999)	(236,360)	(5,529,949)
Proceeds (cash-out) from disposal of subsidiaries, net of cash disposed ($111,597, nil and nil for the years ended December 31, 2011,2012 and 2013, respectively)	0	0	(111,597)
Change in restricted cash for pledge of bank loans	0	3,600,000	(3,600,000)
Loans repayment from related parties under common control of Shanda	3,300,000	14,000,000	0
Loan to related parties under common control of Shanda	0	(470,000)	(14,108,019)
Net cash provided by (used in) investing activities	3,440,522	15,640,239	(25,712,350)
Financing activities:
Proceeds from exercise of stock options	46,400	0	3,750
Proceeds from issuance of ordinary shares to Shanda	0	0	50,000,000
Proceeds from issuance of Convertible Bond to Shanda	0	0	50,000,000
Cash paid for redemption of Convertible Bond to Shanda	0	0	(50,000,000)
Repurchase of ordinary shares	(58,147)	(8,169,481)	0
Borrowings from bank	0	0	3,177,680
Repayment of loans from bank	0	(3,148,120)	0
Borrowings from related parties under common control by Shanda	0	0	13,335,896
Repayment of borrowings from related parties under common control of Shanda	(3,303,760)	(9,904,620)	(3,189,527)
Net cash provided by (used in) financing activities	(3,315,507)	(21,222,221)	63,327,799
Effect of exchange rate changes on cash and cash equivalents	(524)	(11,320)	1,014,955
Net decrease in cash and cash equivalents	(11,399,757)	(13,679,440)	(544,392)
Cash and cash equivalents, beginning of year	13,070,987	26,750,427	27,294,819
Cash and cash equivalents, end of year	1,671,230	13,070,987	26,750,427
Supplemental disclosure of cash flow information:
Loan interest paid	210,909	453,657	703,108
Income taxes paid	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable related to purchase of property and equipment	19,779	3,195	0
Amount due to related parties related to purchase of property and equipment	190,837	0	0
Accounts payable related to licensed video copyright	$ 0	$ 0	$ 1,108,057